Income Tax Provision - Schedule of Income Taxes Benefit (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit	$ 3,481	$ 1,038	$ 1,037		$ 4,519	$ 2,206
FaceBank Group, Inc Pre-Merger [Member]
U.S. federal: Current
U.S. federal: Deferred							(4,302)	(1,725)
State and local: Current
State and local: Deferred							(970)	(389)
Valuation allowance
Income tax benefit		$ (1,038)		$ (1,169)			$ (5,272)	$ (2,114)